Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
9.	Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	As of December 31, 2018	As of December 31, 2017
Marketing suppliers	25,484	28,301
Provision for invoices to be received	8,513	6,285
Affiliated agencies	—	977
Other suppliers	8,356	10,046

	$42,353	$45,609